BlackRock Funds IV
BlackRock Advantage SMID Cap Fund, Inc.
BlackRock Allocation Target Shares
BATS: Series A Portfolio
BATS: Series C Portfolio
BATS: Series E Portfolio
BATS: Series M Portfolio
BATS: Series P Portfolio
BATS: Series S Portfolio
BATS: Series V Portfolio
BlackRock Bond Fund, Inc.
BlackRock Sustainable Total Return Fund
BlackRock Total Return Fund
BlackRock California Municipal Series Trust
BlackRock California Municipal Opportunities Fund
BlackRock Capital Appreciation Fund, Inc.
BlackRock Emerging Markets Fund, Inc.
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock FundsSM
BlackRock Advantage Emerging Markets Fund
BlackRock Advantage International Fund
BlackRock Advantage Large Cap Growth Fund
BlackRock Advantage Small Cap Core Fund
BlackRock Advantage Small Cap Growth Fund
BlackRock China A Opportunities Fund
BlackRock Commodity Strategies Fund
BlackRock Defensive Advantage Emerging Markets Fund
BlackRock Defensive Advantage International Fund
BlackRock Defensive Advantage U.S. Fund
BlackRock Energy Opportunities Fund
BlackRock Exchange Portfolio
BlackRock Global Equity Absolute Return Fund
BlackRock Global Impact Fund
BlackRock Global Long/Short Equity Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock High Equity Income Fund
BlackRock Infrastructure Sustainable Opportunities Fund
BlackRock International Dividend Fund
BlackRock International Impact Fund
BlackRock Mid‑Cap Growth Equity Portfolio
BlackRock Real Estate Securities Fund
BlackRock Short Obligations Fund
BlackRock SMID‑Cap Growth Equity Fund
BlackRock Sustainable Advantage Emerging Markets Equity Fund
BlackRock Sustainable Advantage International Equity Fund
BlackRock Sustainable Advantage Large Cap Core Fund
BlackRock Tactical Opportunities Fund
BlackRock Technology Opportunities Fund
BlackRock Total Factor Fund
BlackRock U.S. Impact Fund
iShares Developed Real Estate Index Fund
iShares Municipal Bond Index Fund
iShares Russell Mid‑Cap Index Fund
iShares Russell Small/Mid‑Cap Index Fund
iShares Short-Term TIPS Bond Index Fund
iShares Total U.S. Stock Market Index Fund
iShares U.S. Intermediate Credit Bond Index Fund
iShares U.S. Intermediate Government Bond Index Fund
iShares U.S. Long Credit Bond Index Fund
iShares U.S. Long Government Bond Index Fund
iShares U.S. Securitized Bond Index Fund
BlackRock Funds II
BlackRock 20/80 Target Allocation Fund
BlackRock 40/60 Target Allocation Fund
BlackRock 60/40 Target Allocation Fund
BlackRock 80/20 Target Allocation Fund
BlackRock Dynamic High Income Portfolio
BlackRock Global Dividend Portfolio
BlackRock Managed Income Fund
BlackRock Multi-Asset Income Portfolio
BlackRock Retirement Income 2030 Fund
BlackRock Retirement Income 2040 Fund
BlackRock Funds III
BlackRock LifePath® Dynamic 2025 Fund
BlackRock LifePath® Dynamic 2030 Fund
BlackRock LifePath® Dynamic 2035 Fund
BlackRock LifePath® Dynamic 2040 Fund
BlackRock LifePath® Dynamic 2045 Fund
BlackRock LifePath® Dynamic 2050 Fund
BlackRock LifePath® Dynamic 2055 Fund
BlackRock LifePath® Dynamic 2060 Fund
BlackRock LifePath® Dynamic 2065 Fund
BlackRock LifePath® Dynamic Retirement Fund
BlackRock LifePath® ESG Index 2025 Fund

BlackRock LifePath® ESG Index 2030 Fund
BlackRock LifePath® ESG Index 2035 Fund
BlackRock LifePath® ESG Index 2040 Fund
BlackRock LifePath® ESG Index 2045 Fund
BlackRock LifePath® ESG Index 2050 Fund
BlackRock LifePath® ESG Index 2055 Fund
BlackRock LifePath® ESG Index 2060 Fund
BlackRock LifePath® ESG Index 2065 Fund
BlackRock LifePath® ESG Index Retirement Fund
BlackRock LifePath® Index 2025 Fund
BlackRock LifePath® Index 2030 Fund
BlackRock LifePath® Index 2035 Fund
BlackRock LifePath® Index 2040 Fund
BlackRock LifePath® Index 2045 Fund
BlackRock LifePath® Index 2050 Fund
BlackRock LifePath® Index 2055 Fund
BlackRock LifePath® Index 2060 Fund
BlackRock LifePath® Index 2065 Fund
BlackRock LifePath® Index Retirement Fund
iShares MSCI Total International Index Fund
iShares Russell 1000 Large‑Cap Index Fund
iShares S&P 500 Index Fund
iShares U.S. Aggregate Bond Index Fund
BlackRock Funds IV
BlackRock Global Long/Short Credit Fund
BlackRock Sustainable Advantage CoreAlpha Bond Fund
BlackRock Systematic Multi-Strategy Fund
BlackRock Funds V
BlackRock Core Bond Portfolio
BlackRock Floating Rate Income Portfolio
BlackRock GNMA Portfolio
BlackRock High Yield Bond Portfolio
BlackRock Income Fund
BlackRock Inflation Protected Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Strategic Income Opportunities Portfolio
BlackRock Sustainable Emerging Markets Bond Fund
BlackRock Sustainable Emerging Markets Flexible Bond Fund
BlackRock Sustainable High Yield Bond Fund
BlackRock Sustainable Low Duration Bond Fund
BlackRock U.S. Government Bond Portfolio
BlackRock Funds VI
BlackRock Advantage CoreAlpha Bond Fund
BlackRock Funds VII, Inc.
BlackRock Sustainable Emerging Markets Equity Fund
BlackRock Sustainable International Equity Fund
BlackRock Sustainable U.S. Growth Equity Fund
BlackRock Sustainable U.S. Value Equity Fund
BlackRock Global Allocation Fund, Inc.
BlackRock Index Funds, Inc.
iShares MSCI EAFE International Index Fund
iShares Russell 2000 Small‑Cap Index Fund
BlackRock Large Cap Focus Growth Fund, Inc.
BlackRock Large Cap Focus Value Fund, Inc.
BlackRock Large Cap Series Funds, Inc.
BlackRock Advantage Large Cap Core Fund
BlackRock Advantage Large Cap Value Fund
BlackRock Event Driven Equity Fund
BlackRock Mid‑Cap Value Series, Inc.
BlackRock Mid‑Cap Value Fund
BlackRock Multi-State Municipal Series Trust
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Opportunities Fund
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Municipal Bond Fund, Inc.
BlackRock High Yield Municipal Fund
BlackRock Impact Municipal Fund
BlackRock National Municipal Fund
BlackRock Short-Term Municipal Fund
BlackRock Municipal Series Trust
BlackRock Strategic Municipal Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Series Fund, Inc.
BlackRock Advantage Large Cap Core Portfolio
BlackRock Capital Appreciation Portfolio
BlackRock Global Allocation Portfolio
BlackRock Sustainable Balanced Portfolio
BlackRock Series Fund II, Inc.
BlackRock High Yield Portfolio
BlackRock U.S. Government Bond Portfolio

BlackRock Series, Inc.
BlackRock International Fund
BlackRock Strategic Global Bond Fund, Inc.
BlackRock Sustainable Balanced Fund, Inc.
BlackRock Unconstrained Equity Fund
BlackRock Variable Series Funds, Inc.
BlackRock 60/40 Target Allocation ETF V.I. Fund
BlackRock Advantage Large Cap Core V.I. Fund
BlackRock Advantage Large Cap Value V.I. Fund
BlackRock Advantage SMID Cap V.I. Fund
BlackRock Basic Value V.I. Fund
BlackRock Capital Appreciation V.I. Fund
BlackRock Equity Dividend V.I. Fund
BlackRock Global Allocation V.I. Fund
BlackRock International Index V.I. Fund
BlackRock International V.I. Fund
BlackRock Large Cap Focus Growth V.I. Fund
BlackRock Managed Volatility V.I. Fund
BlackRock S&P 500 Index V.I. Fund
BlackRock Small Cap Index V.I. Fund
BlackRock Variable Series Funds II, Inc.
BlackRock High Yield V.I. Fund
BlackRock Total Return V.I. Fund
BlackRock U.S. Government Bond V.I. Fund
Managed Account Series
BlackRock GA Disciplined Volatility Equity Fund
BlackRock GA Dynamic Equity Fund
Managed Account Series II
BlackRock U.S. Mortgage Portfolio

(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 18, 2022 (the “Supplement”) to the
Summary Prospectus(es), Prospectus(es) and Statement of Additional Information (“SAI”) of each Fund, as supplemented to date
The following changes are made to each Fund’s Summary Prospectus(es) and Prospectus(es), as applicable:
The risk factor entitled “Leverage Risk” in the section of the Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of the Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, for each applicable Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.
The principal risk factor or other risk factor, as applicable, entitled “Leverage Risk” in the section of the Prospectus(es) entitled “Details About the Fund[s]—Investment Risks” for each applicable Fund other than BlackRock Real Estate Securities Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. As an open‑end investment company registered with the Securities and Exchange Commission (the “SEC”), the Fund is subject to the federal securities laws, including the Investment Company Act of 1940, as amended (the “Investment Company Act”) and the rules thereunder. Under Rule 18f‑4 under the Investment Company Act, among other things, the Fund must either use derivatives in a limited manner or comply with an outer limit on fund leverage risk based on value‑at‑risk. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.
The other risk factor entitled “Leverage Risk” in the section of the Prospectus entitled “Details About the Fund—Investment Risks” for BlackRock Real Estate Securities Fund is deleted in its entirety and replaced with the following:
Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. As an open‑end investment company registered with the Securities and Exchange Commission (the “SEC”), the Fund is subject to the federal securities laws, including the Investment Company Act of 1940, as amended (the “Investment Company Act”) and the rules thereunder. Under Rule 18f‑4 under the Investment Company Act, among other things, the Fund must either use derivatives in a limited manner or comply with an outer limit on fund leverage risk based on value‑at‑risk. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage. Although the Fund does not intend to borrow for investment purposes, the real estate companies in which it invests may utilize significant leverage.
The following changes are made to Part I of each Fund’s SAI, as applicable:
For each Fund listed in Appendix A, the paragraph discussing the Fund’s fundamental investment restriction on borrowing in the section entitled “Investment Restrictions—Notations Regarding [the] Fund’s Fundamental Investment Restrictions” in Part I of the Fund’s SAI is deleted in its entirety and replaced with the following:
With respect to the fundamental policy relating to borrowing money set forth above, the Investment Company Act permits the Fund to borrow money in amounts of up to one‑third of the Fund’s total assets from banks for any purpose, and to borrow up to 5% of the Fund’s total assets from banks or other lenders for temporary purposes. (The Fund’s total assets include the amounts being borrowed.) In addition, the Fund has received an exemptive order from the SEC permitting it to borrow through the Interfund Lending Program (discussed below), subject to the conditions of the exemptive order. To limit the risks attendant to borrowing, the Investment Company Act requires the Fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund’s total assets (including amounts borrowed), minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Borrowing money to increase portfolio holdings is known as “leveraging.” Certain trading practices and investments, such as reverse repurchase agreements, may be considered to be borrowings or involve leverage and thus are subject to the Investment Company Act restrictions. In accordance with Rule 18f‑4 under the Investment Company Act, when the Fund engages in reverse repurchase agreements and similar financing transactions, the Fund may either (i) maintain asset coverage of at least 300% with respect to such transactions and any other borrowings in the aggregate, or (ii) treat such transactions as “derivatives transactions” and comply with Rule 18f‑4 with respect to such transactions. Short-term credits necessary for the settlement of securities transactions and arrangements with respect to securities lending will not be considered to be borrowings under the policy. Practices and investments that may involve leverage but are not considered to be borrowings are not subject to the policy.

For each Fund listed in Appendix B, the following paragraph is added in the section entitled “Investment Restrictions” in Part I of the Fund’s SAI:
With respect to the fundamental policy relating to issuing senior securities above, the Investment Company Act, including the rules and regulations thereunder, generally prohibits the Fund from issuing senior securities (other than certain temporary borrowings) unless immediately after the issuance the Fund has satisfied an asset coverage requirement with respect to senior securities representing indebtedness prescribed by the Investment Company Act. Certain trading practices and investments, such as derivatives transactions, may be treated as senior securities. Prior to the adoption and implementation of Rule 18f‑4 under the Investment Company Act, when the Fund/Portfolio engaged in a derivatives transaction that creates future payment obligations, consistent with SEC staff guidance and interpretations, the Fund was permitted to segregate or earmark liquid assets, or enter into an offsetting position, in an amount at least equal to the Fund’s exposure, on a mark‑to‑market basis, to the transaction, instead of meeting the asset coverage requirement with respect to senior securities prescribed by the Investment Company Act. The SEC staff guidance and interpretations were rescinded in connection with the adoption of Rule 18f‑4, and the Fund now complies with Rule 18f-4 with respect to its derivatives transactions. Thus, the fundamental policy relating to issuing senior securities above will not restrict the Fund from entering into derivatives transactions that are treated as senior securities so long as the Fund complies with Rule 18f‑4 with respect to such derivatives transactions.
The following changes are made to Part II of each Fund’s SAI:
In light of Rule 18f‑4 under the Investment Company Act of 1940, as amended, all references to segregating, maintaining, setting aside or covering with liquid assets with respect to derivatives transactions including, but not limited to, futures, swaps, options, foreign exchange transactions, forwards, dollar rolls, tender option bonds, reverse repurchase agreements, when-issued securities, delayed delivery securities and forward commitments are deleted from Part II of each Fund’s SAI.
The section entitled “Investment Risks and Considerations—Regulation of Derivatives” in Part II of each Fund’s SAI is deleted in its entirety and replaced with the following:
Regulation of Derivatives.
Rule 18f‑4 Under the Investment Company Act. Rule 18f‑4 under the Investment Company Act permits a Fund to enter into Derivatives Transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the Investment Company Act. Section 18 of the Investment Company Act, among other things, prohibits open‑end funds, including the Funds, from issuing or selling any “senior security,” other than borrowing from a bank (subject to a requirement to maintain 300% “asset coverage”).
Under Rule 18f‑4, “Derivatives Transactions” include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which a Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and non‑recourse tender option bonds, and borrowed bonds), if a Fund elects to treat these transactions as Derivatives Transactions under Rule 18f‑4; and (4) when-issued or forward-settling securities (e.g., firm and standby commitments, including to‑be‑announced (“TBA”) commitments, and dollar rolls) and non‑standard settlement cycle securities, unless such transactions meet the Delayed-Settlement Securities Provision (as defined below under “—When-Issued Securities, Delayed Delivery Securities and Forward Commitments”).

Unless a Fund is relying on the Limited Derivatives User Exception (as defined below), the Fund must comply with Rule 18f‑4 with respect to its Derivatives Transactions. Rule 18f‑4, among other things, requires a Fund to adopt and implement a comprehensive written derivatives risk management program (“DRMP”) and comply with a relative or absolute limit on Fund leverage risk calculated based on value‑at‑risk (“VaR”). The DRMP is administered by a “derivatives risk manager,” who is appointed by the Fund’s Board, including a majority of the independent Directors, and periodically reviews the DRMP and reports to the Fund’s Board.
Rule 18f‑4 provides an exception from the DRMP, VaR limit and certain other requirements if a Fund’s “derivatives exposure” is limited to 10% of its net assets (as calculated in accordance with Rule 18f‑4) and the Fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the “Limited Derivatives User Exception”).
Dodd-Frank Regulations. The Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank”), enacted in July 2010, includes provisions that comprehensively regulate the over‑the‑counter (“OTC”) derivatives markets for the first time. While the Commodity Futures Trading Commission (“CFTC”) and other U.S. regulators have adopted many of the required Dodd-Frank regulations, certain regulations have only recently become effective and other regulations remain to be adopted. The full impact of Dodd-Frank on the Funds remains uncertain.
OTC derivatives dealers are now required to register with the CFTC as “swap dealers” and will ultimately be required to register with the SEC as “security-based swap dealers”. Registered swap dealers are subject to various regulatory requirements, including, but not limited to, margin, recordkeeping, reporting, transparency, position limits, limitations on conflicts of interest, business conduct standards, minimum capital requirements and other regulatory requirements.
The CFTC requires that certain interest rate swaps and certain credit default swaps must be executed in regulated markets and be submitted for clearing to regulated clearinghouses. The SEC is also expected to impose similar requirements on certain security-based derivatives in the future. OTC derivatives trades submitted for clearing are subject to minimum initial and variation margin requirements set by the relevant clearinghouse, as well as margin requirements mandated by the CFTC, SEC and/or federal prudential regulators. In addition, futures commission merchants (“FCMs”), who act as clearing members on behalf of customers for cleared OTC derivatives and futures contracts, also have discretion to increase a Fund’s margin requirements for these transactions beyond any regulatory and clearinghouse minimums subject to any restrictions on such discretion in the documentation between the FCM and the customer. These regulatory requirements may make it more difficult and costly for the Funds to enter into highly tailored or customized transactions, potentially rendering certain investment strategies impossible or not economically feasible. If a Fund decides to execute and clear cleared OTC derivatives and/or futures contracts through execution facilities, exchanges or clearinghouses, either indirectly through an executing broker, clearing member FCM or as a direct member, a Fund would be required to comply with the rules of the execution facility, exchange or clearinghouse and other applicable law.
With respect to cleared OTC derivatives and futures contracts and options on futures, a Fund will not face a clearinghouse directly but rather will do so through a FCM that is registered with the CFTC and/or SEC and that acts as a clearing member. A Fund may face the indirect risk of the failure of another clearing member customer to meet its obligations to its clearing member. Such scenario could arise due to a default by the clearing member on its obligations to the clearinghouse simultaneously with a customer’s failure to meet its obligations to the clearing member.
Clearing member FCMs are required to post initial margin to the clearinghouses through which they clear their customers’ cleared OTC derivatives and futures contracts, instead of using such initial margin in their businesses, as was widely permitted before Dodd-Frank. While an FCM may require its customer to post initial margin in excess of clearinghouse requirements, and certain clearinghouses may share a portion of their earnings on initial margin with their clearing members, some portion of the initial margin that is passed through to the clearinghouse does not generate earnings for the FCM. The inability of FCMs to earn the same levels of returns on initial margin for cleared OTC derivatives as they could earn with respect to non‑cleared OTC derivatives may cause FCMs to charge higher fees, or provide less favorable pricing on cleared OTC derivatives than swap dealers will provide for non‑cleared OTC derivatives. Furthermore, customers, including the Funds, are subject to additional fees payable to FCMs with respect to cleared OTC derivatives, which may raise the cost to Funds of clearing as compared to trading non‑cleared OTC derivatives bilaterally.
With respect to uncleared swaps, swap dealers are required to collect variation margin from a Fund and may be required by applicable regulations to collect initial margin from a Fund. Both initial and variation margin may be comprised of cash and/or securities, subject to applicable regulatory haircuts. Shares of investment companies (other than certain money market funds) may not be posted as collateral under applicable regulations.
The CFTC and the U.S. commodities exchanges impose limits on the maximum net long or net short speculative positions that any person may hold or control in any particular futures or options contracts traded on U.S. commodities exchanges. For example, the CFTC has historically imposed speculative position limits on a number of agricultural commodities (e.g., corn, oats, wheat, soybeans and cotton) and United States commodities exchanges currently impose speculative position limits on many other commodities. A Fund could be required to liquidate positions it holds in order to comply with position limits or may not be able to fully implement trading instructions generated by its trading models, in order to comply with position limits. Any such liquidation or limited implementation could result in substantial costs to a Fund.
Dodd-Frank significantly expanded the CFTC’s authority to impose position limits with respect to agricultural commodities and other physical commodity futures contracts, options on these futures contracts and economically equivalent swaps. In October 2020, the CFTC adopted a new set of speculative position limit rules with respect to agricultural commodities and other physical commodity futures contracts, options on these futures contracts (“core referenced futures contracts”) and economically equivalent swaps. An economically equivalent swap is a swap with identical material contractual specifications, terms and conditions to a core referenced futures contract, disregarding differences with respect to any of the following: (1) lot size specifications or notional amounts, (2) post-trade risk management arrangements and (3) delivery dates for physically-settled swaps as long as these delivery dates diverge by less than one calendar day from the referenced contract’s delivery date (or, for natural gas, two calendar days). A cash-settled swap could only be deemed to be economically equivalent to a cash-settled referenced contract, and a physically-settled swap could only be deemed to be economically equivalent to a physically-settled referenced contract. However, a cash-settled swap that initially did not qualify as economically equivalent due to the fact that there was no corresponding cash-settled core referenced futures contract could subsequently become an economically equivalent swap if a cash-settled futures contract market were to subsequently be developed. The CFTC’s new position limits rules include an exemption from limits for bona fide hedging transactions or positions. A bona fide hedging transaction or position may exceed the applicable federal position limits if the transaction or position: (1) represents a substitute for transactions or positions made or to be made at a later time in a physical marketing channel; (2) is economically appropriate to the reduction of price risks in the conduct and management of a commercial enterprise; and (3) arises from the potential change in value of (A) assets which a person owns, produces, manufactures, processes or merchandises, or anticipates owning, producing, manufacturing, processing or merchandising; (B) liabilities which a person owes or anticipates incurring; or (C) services that a person provides or purchases, or anticipates providing or purchasing. The CFTC’s new position rules set forth a list of enumerated bona fide hedges for which a market participant is not required to request prior approval from the CFTC in order to hold a bona fide hedge position above the federal position limit. However, a market participant holding an enumerated bona fide hedge position still would need to request an exemption from the relevant exchange for exchange‑set limits. For non‑enumerated bona fide hedge positions, a market participant may request CFTC approval which must be granted prior to exceeding the applicable federal position limit, except where there is a demonstrated sudden or unforeseen increase in bona fide hedging needs (in which case the application must be submitted within five business days after the market participant exceeds the applicable limit). The compliance dates for the CFTC’s new federal speculative position limits are January 1, 2022 for the core referenced futures contracts and January 1, 2023 for economically equivalent swaps. While the ultimate effect of the final position limit rules are not yet known, these limits will likely restrict the ability of many market participants to trade in the commodities markets to the same extent as they have in the past. These rules may, among other things, reduce liquidity, increase market volatility, limit the size and duration of positions available to market participants, and increase costs in these markets, which could adversely affect a Fund.
These new regulations and the resulting increased costs and regulatory oversight requirements may result in market participants being required or deciding to limit their trading activities, which could lead to decreased market liquidity and increased market volatility. In addition, transaction costs incurred by market participants are likely to be higher due to the increased costs of compliance with the new regulations. These consequences could adversely affect a Fund’s returns.
Additional Regulation of Derivatives. Regulatory bodies outside the U.S. have also passed, proposed, or may propose in the future, legislation similar to Dodd-Frank or other legislation that could increase the costs of participating in, or otherwise adversely impact the liquidity of, participating in the commodities markets. For example, the European Market Infrastructure Regulation (Regulation (EU) No 648/2012) (“EMIR”) introduced certain requirements in respect of OTC derivatives including:(i) the mandatory clearing of OTC derivative contracts declared subject to the clearing obligation; (ii) risk mitigation techniques in respect of uncleared OTC derivative contracts, including the mandatory margining of uncleared OTC derivative contracts; and (iii) reporting and recordkeeping requirements in respect of all derivatives contracts. By way of further example, the European Union Markets in Financial Instruments Directive (Directive 2014/65/EU) and Markets in Financial Instruments Regulation (Regulation (EU) No 600/2014) (together “MiFID II”), which have applied since January 3, 2018, govern the provision of investment services and activities in relation to, as well as the organized trading of, financial instruments such as shares, bonds, units in collective investment schemes and derivatives. In particular, MiFID II requires European Union Member States to apply position limits to the size of a net position a person can hold at any time in commodity derivatives traded on European Union trading venues and in “economically equivalent” OTC contracts. If the requirements of EMIR and MiFID II apply, the cost of derivatives transactions is expected to increase.
In addition, regulations adopted by global prudential regulators that are now in effect require certain prudentially regulated entities and certain of their affiliates and subsidiaries (including swap dealers) to include in their derivatives contracts and certain other financial contracts, terms that delay or restrict the rights of counterparties (such as the Funds) to terminate such contracts, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the prudentially regulated entity and/or its affiliates are subject to certain types of resolution or insolvency proceedings. Similar regulations and laws have been adopted in non‑U.S. jurisdictions that may apply to a Fund’s counterparties located in those jurisdictions. It is possible that these new requirements, as well as potential additional related government regulation, could adversely affect a Fund’s ability to terminate existing derivatives contracts, exercise default rights or satisfy obligations owed to it with collateral received under such contracts.
The section entitled “Investment Risks and Considerations—Risk Factors in Derivatives” in Part II of each Fund’s SAI is deleted in its entirety and replaced with the following:
Risk Factors in Derivatives.
There are significant risks that apply generally to derivatives transactions, including:
Correlation Risk — the risk that changes in the value of a derivative will not match the changes in the value of the portfolio holdings that are being hedged or of the particular market or security to which the Fund seeks exposure. There are a number of factors which may prevent a derivative instrument from achieving the desired correlation (or inverse correlation) with an underlying asset, rate or index, such as the impact of fees, expenses and transaction costs, the timing of pricing, and disruptions or illiquidity in the markets for such derivative instrument.

Counterparty Risk — the risk that a derivatives transaction counterparty will be unable or unwilling to make payments or otherwise honor its obligations to a Fund and the related risks of having concentrated exposure to such a counterparty. In particular, derivatives traded in OTC markets often are not guaranteed by an exchange or clearing corporation and often do not require payment of margin, and to the extent that the Fund has unrealized gains in such instruments or has deposited collateral with its counterparties the Fund is at risk that its counterparties will become bankrupt or otherwise fail to honor their obligations. A Fund will typically attempt to minimize counterparty risk by engaging in OTC derivatives transactions only with creditworthy entities that have substantial capital or that have provided the Fund with a third-party guaranty or other credit support.
Credit Risk — the risk that the reference entity in a credit default swap or similar derivative will not be able to honor its financial obligations.
Currency Risk — the risk that changes in the exchange rate between two currencies will adversely affect the value (in U.S. dollar terms) of a derivative.
Illiquidity Risk — the risk that certain securities or instruments may be difficult or impossible to sell at the time or at the price desired by the counterparty in connection with payments of margin, collateral, or settlement payments. There can be no assurance that a Fund will be able to unwind or offset a derivative at its desired price, in a secondary market or otherwise. It may, therefore, not be possible for the Fund to unwind its position in a derivative without incurring substantial losses (if at all). Certain OTC derivatives, including swaps and OTC options, involve substantial illiquidity risk. Illiquidity may also make it more difficult for a Fund to ascertain a market value for such derivatives. A Fund will, therefore, acquire illiquid OTC derivatives (i) if the agreement pursuant to which the instrument is purchased contains a formula price at which the instrument may be terminated or sold, or (ii) for which the Manager anticipates the Fund can receive on each business day at least two independent bids or offers, unless a quotation from only one dealer is available, in which case that dealer’s quotation may be used. The illiquidity of the derivatives markets may be due to various factors, including congestion, disorderly markets, limitations on deliverable supplies, the participation of speculators, government regulation and intervention, and technical and operational or system failures. In addition, the liquidity of a secondary market in an exchange-traded derivative contract may be adversely affected by “daily price fluctuation limits” established by the exchanges which limit the amount of fluctuation in an exchange-traded contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open positions. Prices have in the past moved beyond the daily limit on a number of consecutive trading days. If it is not possible to close an open derivative position entered into by the Fund, the Fund would continue to be required to make daily cash payments of variation margin in the event of adverse price movements. In such a situation, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so.
Index Risk — if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below the price that the Fund paid for such derivative.
Legal Risk — the risk of insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.
Leverage Risk — the risk that a Fund’s derivatives transactions can magnify the Fund’s gains and losses. Relatively small market movements may result in large changes in the value of a derivatives position and can result in losses that greatly exceed the amount originally invested.
Market Risk — the risk that changes in the value of one or more markets or changes with respect to the value of the underlying asset will adversely affect the value of a derivative. In the event of an adverse movement, a Fund may be required to pay substantial additional margin to maintain its position or the Fund’s returns may be adversely affected.

Operational Risk — the risk related to potential operational issues, including documentation issues, settlement issues, systems failures, inadequate controls and human error.
Valuation Risk — the risk that valuation sources for a derivative will not be readily available in the market. This is possible especially in times of market distress, since many market participants may be reluctant to purchase complex instruments or quote prices for them.
Volatility Risk — the risk that the value of derivatives will fluctuate significantly within a short time period.
The following paragraph is added at the end of the section entitled “Investment Risks and Considerations—Mortgage-Related Securities—Mortgage Dollar Rolls” in Part II of each Fund’s SAI:
Rule 18f‑4 under the Investment Company Act permits a Fund to enter into when-issued or forward-settling securities (e.g., dollar rolls and firm and standby commitments, including TBA commitments) and non‑standard settlement cycle securities notwithstanding the limitation on the issuance of senior securities in Section 18 of the Investment Company Act, provided that the transaction meets the Delayed-Settlement Securities Provision (as defined below under “—When-Issued Securities, Delayed Delivery Securities and Forward Commitments”). If a when-issued, forward-settling or non‑standard settlement cycle security does not satisfy the Delayed-Settlement Securities Provision, then it is treated as a Derivatives Transaction under Rule 18f‑4. See “—Derivatives — Regulation of Derivatives — Rule 18f‑4 under the Investment Company Act” above.
The following paragraph is added at the end of the section entitled “Investment Risks and Considerations—Description of Municipal Bonds—Tender Option Bonds” in Part II of each Fund’s SAI:
Rule 18f‑4 under the Investment Company Act permits a Fund to enter into TOB Trust transactions, reverse repurchase agreements and similar financing transactions (e.g., borrowed bonds) notwithstanding the limitation on the issuance of senior securities in Section 18 of the Investment Company Act, provided that the Fund either (i) complies with the 300% asset coverage ratio with respect to such transactions and any other borrowings in the aggregate, or (ii) treats such transactions as Derivatives Transactions under Rule 18f‑4. See “—Derivatives — Regulation of Derivatives — Rule 18f‑4 under the Investment Company Act” above.
The following paragraph is added after the third paragraph in the section entitled “Investment Risks and Considerations—Reverse Repurchase Agreements” in Part II of each Fund’s SAI:
Rule 18f‑4 under the Investment Company Act permits a Fund to enter into reverse repurchase agreements and similar financing transactions (e.g., recourse and non‑recourse tender option bonds, borrowed bonds) notwithstanding the limitation on the issuance of senior securities in Section 18 of the Investment Company Act, provided that the Fund either (i) complies with the 300% asset coverage ratio with respect to such transactions and any other borrowings in the aggregate, or (ii) treats such transactions as Derivatives Transactions under Rule 18f‑4. See “—Derivatives — Regulation of Derivatives — Rule 18f‑4 under the Investment Company Act” above.
The following paragraph is added at the end of the section entitled “Investment Risks and Considerations—Short Sales” in Part II of each Fund’s SAI:
A Fund must comply with Rule 18f‑4 under the Investment Company Act with respect to its short sale borrowings, which are considered Derivatives Transactions under the Rule. See “—Derivatives — Regulation of Derivatives — Rule 18f‑4 under the Investment Company Act” above.

The following paragraph is added after the sixth paragraph in the section entitled “Investment Risks and Considerations—When-Issued Securities, Delayed Delivery Securities and Forward Commitments” in Part II of each Fund’s SAI:
Rule 18f‑4 under the Investment Company Act permits a Fund to enter into when-issued or forward-settling securities (e.g., firm and standby commitments, including TBA commitments, and dollar rolls) and non‑standard settlement cycle securities notwithstanding the limitation on the issuance of senior securities in Section 18 of the Investment Company Act, provided that the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). If a when-issued, forward-settling or non‑standard settlement cycle security does not satisfy the Delayed-Settlement Securities Provision, then it is treated as a Derivatives Transaction under Rule 18f‑4. See “—Derivatives — Regulation of Derivatives — Rule 18f‑4 under the Investment Company Act” above.

Appendix A

BlackRock Advantage Global Fund, Inc.
BlackRock Advantage SMID Cap Fund, Inc.
BlackRock Allocation Target Shares
BATS: Series A Portfolio
BATS: Series C Portfolio
BATS: Series E Portfolio
BATS: Series M Portfolio
BATS: Series P Portfolio
BATS: Series S Portfolio
BATS: Series V Portfolio
BlackRock Bond Fund, Inc.
BlackRock Sustainable Total Return Fund
BlackRock Total Return Fund
BlackRock FundsSM
BlackRock Advantage Small Cap Core Fund
BlackRock China A Opportunities Fund
BlackRock Defensive Advantage Emerging Markets Fund
BlackRock Defensive Advantage International Fund
BlackRock Defensive Advantage U.S. Fund
BlackRock Global Equity Absolute Return Fund
BlackRock Global Impact Fund
BlackRock Global Long/Short Equity Fund
BlackRock Infrastructure Sustainable Opportunities Fund
BlackRock International Impact Fund
BlackRock Real Estate Securities Fund
BlackRock Short Obligations Fund
BlackRock SMID‑Cap Growth Equity Fund
BlackRock Sustainable Advantage Emerging Markets Equity Fund
BlackRock Sustainable Advantage International Equity Fund
BlackRock Sustainable Advantage Large Cap Core Fund
BlackRock Tactical Opportunities Fund
BlackRock Total Factor Fund
BlackRock U.S. Impact Fund
iShares Developed Real Estate Index Fund
iShares Municipal Bond Index Fund
iShares Russell Mid‑Cap Index Fund
iShares Russell Small/Mid‑Cap Index Fund
iShares Short-Term TIPS Bond Index Fund
iShares Total U.S. Stock Market Index Fund
iShares U.S. Intermediate Credit Bond Index Fund
iShares U.S. Intermediate Government Bond Index Fund
iShares U.S. Long Credit Bond Index Fund
iShares U.S. Long Government Bond Index Fund
iShares U.S. Securitized Bond Index Fund
BlackRock Funds II
BlackRock Dynamic High Income Portfolio
BlackRock Retirement Income 2030 Fund
BlackRock Retirement Income 2040 Fund
BlackRock Funds III
BlackRock LifePath® ESG Index 2025 Fund
BlackRock LifePath® ESG Index 2030 Fund
BlackRock LifePath® ESG Index 2035 Fund
BlackRock LifePath® ESG Index 2040 Fund
BlackRock LifePath® ESG Index 2045 Fund
BlackRock LifePath® ESG Index 2050 Fund
BlackRock LifePath® ESG Index 2055 Fund
BlackRock LifePath® ESG Index 2060 Fund
BlackRock LifePath® ESG Index 2065 Fund
BlackRock LifePath® ESG Index Retirement Fund
BlackRock Funds IV
BlackRock Global Long/Short Credit Fund
BlackRock Sustainable Advantage CoreAlpha Bond Fund
BlackRock Systematic Multi-Strategy Fund
BlackRock Funds V
BlackRock Core Bond Portfolio
BlackRock GNMA Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Strategic Income Opportunities Portfolio
BlackRock Sustainable Emerging Markets Bond Fund
BlackRock Sustainable Emerging Markets Flexible Bond Fund
BlackRock Sustainable High Yield Bond Fund
BlackRock Sustainable Low Duration Bond Fund
BlackRock Funds VI
BlackRock Advantage CoreAlpha Bond Fund

BlackRock Funds VII, Inc.
BlackRock Sustainable Emerging Markets Equity Fund
BlackRock Sustainable International Equity Fund
BlackRock Sustainable U.S. Growth Equity Fund
BlackRock Sustainable U.S. Value Equity Fund
BlackRock Municipal Bond Fund, Inc.
BlackRock Impact Municipal Fund
BlackRock Strategic Global Bond Fund, Inc.
BlackRock Unconstrained Equity Fund
BlackRock Variable Series Funds, Inc.
BlackRock 60/40 Target Allocation ETF V.I. Fund
BlackRock International Index V.I. Fund
BlackRock Small Cap Index V.I. Fund
BlackRock Variable Series Funds II, Inc.
BlackRock Total Return V.I. Fund
Managed Account Series
BlackRock GA Disciplined Volatility Equity Fund
BlackRock GA Dynamic Equity Fund
Managed Account Series II
BlackRock U.S. Mortgage Portfolio

Appendix B

BlackRock FundsSM
BlackRock Advantage International Fund
BlackRock Advantage Large Cap Growth Fund
BlackRock Advantage Small Cap Growth Fund
BlackRock Energy Opportunities Fund
BlackRock Exchange Portfolio
BlackRock Health Sciences Opportunities Portfolio
BlackRock High Equity Income Fund
BlackRock International Dividend Fund
BlackRock Mid‑Cap Growth Equity Portfolio
BlackRock Technology Opportunities Fund
BlackRock Funds II
BlackRock 20/80 Target Allocation Fund
BlackRock 40/60 Target Allocation Fund
BlackRock 60/40 Target Allocation Fund
BlackRock 80/20 Target Allocation Fund
BlackRock Global Dividend Portfolio
BlackRock Managed Income Fund
BlackRock Multi-Asset Income Portfolio
BlackRock Funds V
BlackRock Floating Rate Income Portfolio
BlackRock High Yield Bond Portfolio
BlackRock Income Fund
BlackRock U.S. Government Bond Portfolio

Shareholders should retain this Supplement for future reference.
PR2SAI-GLBL-0722SUP